Lease liability	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Lease liability

33.	Lease liability

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and buildings. Changes in the balance of lease liabilities are presented below:

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	2,276	12,094	14,370
Payment of principal and interest (1)	(2,273)	(3,999)	(6,272)
Interest expenses	519	1,290	1,809
Foreign exchange losses	(223)	(1,635)	(1,858)
Translation adjustment	472	1,531	2,003
Transfers	1	(99)	(98)
Balance at December 31, 2023	6,792	27,007	33,799
Current			7,200
Non-current			26,599
(1) The Statement of Cash Flows comprises US$ 14 relating to changes on liabilities held for sale.

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	2,730	2,219	4,949
Payment of principal and interest	(1,785)	(3,638)	(5,423)
Interest expenses	365	991	1,356
Foreign exchange losses	(169)	(1,221)	(1,390)
Translation adjustment	287	1,170	1,457
Transfers	(12)	(135)	(147)
Balance at December 31, 2022	6,020	17,825	23,845
Current			5,557
Non-current			18,288

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2024	2025	2026	2027	2028	2029 onwards	Total	Recoverable taxes
Without readjustment
Vessels	3,426	2,448	1,380	521	307	1,221	9,303	275
Others	127	83	49	25	2	−	286	26
With readjustment - abroad (1)
Vessels	352	324	303	258	19	−	1,256	−
Platforms	2,115	2,275	2,120	2,109	2,078	22,939	33,636	−
With readjustment - Brazil
Vessels	786	542	287	87	7	5	1,714	159
Properties	334	219	210	196	167	1,384	2,510	97
Others	302	246	198	171	128	390	1,435	133
Nominal amounts on December 31, 2023	7,442	6,137	4,547	3,367	2,708	25,939	50,140	690
Nominal amounts on December 31, 2022	5,710	4,621	3,380	2,394	2,122	14,498	32,725	555
(1) Contracts signed in the U.S. Dollars.

The following table presents the main information on leases by class of underlying assets, where platforms and vessels represent 92.3% of the lease liability:

Present Value of Future Payments (1)	Discount rate (%)	Average Period	Recoverable taxes	12.31.2023	12.31.2022
Without readjustment
Vessels	5.0001	4.6 years	275	8,311	7,421
Others	4.8405	3.1 years	26	264	149
With readjustment - abroad
Platforms	6.2966	17.7 years	−	20,336	12,340
Vessels	6.3550	3.5 years	−	1,127	838
With readjustment - Brazil
Vessels	10.9330	2.5 years	159	1,506	1,298
Properties	7.9769	21.4 years	97	1,230	1,010
Others	11.2737	6.6 years	133	1,025	789
Total (2)	6.0418	14.4 years	690	33,799	23,845
(1) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.
(2) Total amount, except for the average period column.

In certain contracts, there are variable payments and terms of less than 1 year recognized as expenses:

	12.31.2023	12.31.2022
Variable payments	1,067	1,060
Up to 1 year maturity	109	118

Variable payments x fixed payments	17%	20%

At December 31, 2023, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 65,358 (US$ 79,913 at December 31, 2022).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 35.2.

Accounting policy for lease liabilities

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 35.2.2).

In the E&P segment, some activities are conducted by joint operations with partner companies where the Company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. When using underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.